CONVERTIBLE NOTES (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 08, 2022
Convertible Notes
Debt conversion converted instrument		$ 638	$ 2,088	$ 2,050
Convertible notes payable		$ 0	$ 635
Class A Ordinary Shares
Convertible Notes
Stock issued during period, shares, conversion of convertible debt		17,970	18,657	245
Debt conversion converted instrument		$ 638	$ 2,088	$ 2,050
Convertible Debt
Convertible Notes
Principal amount	$ 160
Proceeds from convertible loan	2,000
Aggregate principal amount	2,180
Transaction expense amount	$ 20
Interest rate (as a percent)	8.00%
Loan period	18 months
Convertible threshold period	6 months
Conversion price	$ 3
Interest expenses		$ 3	$ 331	$ 493
Convertible Debt | Convertible Promissory Notes B
Convertible Notes
Principal amount					$ 2,180